DEAN WITTER U. S. GOVERNMENT MONEY MARKET TRUST
                     TWO WORLD TRADE CENTER
                    NEW YORK, NEW YORK 10048




                                   March  2, 1998



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  Dean Witter U. S. Government Money Market Trust
     File Number 2-74980


Dear Sir or Madam:

      On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on March 2, 1998.


                                   Very truly yours,
                               /s/ Marilyn K. Cranney
                                   Marilyn K. Cranney
                                   Assistant Secretary



cc: Randolph Koch
    Barry Fink